Subsequent Events (Details) - USD ($)											1 Months Ended			3 Months Ended		12 Months Ended
	Jul. 03, 2019	Jun. 05, 2019	May 03, 2019	Apr. 12, 2019	Apr. 09, 2019	Mar. 06, 2019	Feb. 28, 2019	Jan. 21, 2019	Jan. 14, 2019	Jan. 14, 2019	May 31, 2019	Feb. 28, 2019	Apr. 03, 2018	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 17, 2013	Nov. 04, 2013
Subsequent Event (Textual)
Percentage of interest rate																		10.00%	10.00%
Issuance of common stock value
Agreed to pay per months for variety of services																$ 1,250,000
Related party promissory note														$ 100,000		$ 82,075	$ 285,275
Newly issued shares of common stock value														$ 50,000
Newly issued shares of common stock														10,000
Lyle Hauser [Member]
Subsequent Event (Textual)
Aggregate principal amount														$ 1,040
Convertible promissory note principal amount									$ 70,384	$ 70,384
Percentage of interest rate							9.00%		7.00%	7.00%		9.00%
Note maturity date							Jun. 30, 2019			Jun. 30, 2019		Jun. 30, 2019
Related party promissory note							$ 110,000					$ 110,000
Vantage Group Ltd [Member]
Subsequent Event (Textual)
Convertible price													$ 0.027
Aggregate principal amount													$ 518,225
Convertible promissory note principal amount													$ 518,225
Percentage of interest rate													7.00%
Common stock for purchase price shares													9,300,000
Common stock for purchase price value													$ 241,650
Subsequent Event [Member]
Subsequent Event (Textual)
Convertible price			$ 5.00
Convertible promissory note principal amount							110,000					110,000
Original issue discount							$ 10,000					$ 10,000
Percentage of interest rate							0.00%					0.00%
Note maturity date												Mar. 31, 2019
Common stock sold in pursuant to subscription agreement						5,000		5,000
Common stock sale price						$ 25,000		$ 25,000
Description for promissory note												Following the maturity date, the note bears a 9% annual interest rate until paid in full.
Issuance of common stock value			$ 20,000
Issuance shares of common stock			100,000
Agreed to pay per months for variety of services			$ 2,500
Subsequent Event [Member] | Lyle Hauser [Member]
Subsequent Event (Textual)
Note maturity date					Jun. 30, 2019
Description for promissory note	Company entered into an amendment to promissory notes held by Lyle Hauser, consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $70,384.32, as amended by amendment No. 1 thereto, dated April 9, 2019, and (ii) an original issue discount promissory note, dated on or about February 28, 2019, in the original principal amount of $110,000, as amended by amendment No. 1 thereto, dated April 9, 2019. The amendment extended the maturity dates of the notes from June 30, 2019 to September 30, 2019. Mr. Hauser is the Company's largest stockholder.
Subsequent Event [Member] | Vantage Group Ltd [Member]
Subsequent Event (Textual)
Common stock for purchase price shares				10,000
Common stock for purchase price value				$ 50,000
Note maturity date					Jun. 30, 2019
Description for promissory note	Company entered into an amendment to promissory notes held by The Vantage Group, Ltd. ("Vantage") consisting of (i) a promissory note, dated on or about January 14, 2019, in the original principal amount of $17,780.25, as amended by amendment No. 1 thereto, dated April 9, 2019, and (ii) a promissory note, issued on or about July 15, 2016, in the original principal amount of $100,000, as amended by amendment No. 1 thereto, dated April 9, 2019. The amendment extended the maturity dates of the notes from June 30, 2019 to September 30, 2019. Vantage is owned by Mr. Hauser.
Related party promissory note					$ 17,780
Newly issued shares of common stock value				$ 50,000
Newly issued shares of common stock				10,000
Subsequent Event [Member] | Vantage Group Ltd One [Member]
Subsequent Event (Textual)
Note maturity date					Jun. 30, 2019
Related party promissory note					$ 100,000
Subsequent Event [Member] | Advantage Life and Annuity Company [Member]
Subsequent Event (Textual)
Common stock for purchase price shares				200,000
Common stock for purchase price value				$ 1,000,000
Subsequent Event [Member] | Mr. Hauser [Member] | Convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount									$ 70,384	$ 70,384
Subsequent Event [Member] | Mr. Hauser [Member] | New non-convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount									$ 70,384	$ 70,384
Percentage of interest rate									7.00%	7.00%
Note maturity date									Mar. 31, 2019
Subsequent Event [Member] | Vantage Group Ltd [Member] | Convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount									$ 17,780	$ 17,780
Subsequent Event [Member] | Vantage Group Ltd [Member] | New non-convertible promissory note [Member]
Subsequent Event (Textual)
Convertible promissory note principal amount									$ 17,780	$ 17,780
Percentage of interest rate									7.00%	7.00%
Note maturity date									Mar. 31, 2019
Subsequent Event [Member] | J. Mark Goode [Member]
Subsequent Event (Textual)
Obligation to issue additional shares of common stock, description											Company's obligation to issue additional shares of common stock as compensation to Mr. Goode was amended, such that, the Company issued to Mr. Goode and his designee 750,000 shares of common stock upon execution of the amendment, and the Company will have no further obligation to issue to Mr. Goode shares under the employment agreement. Mr. Goode will be required to return such 750,000 shares to the Company as follows: Mr. Goode will return 500,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2020 (the second anniversary of the agreement); and Mr. Goode will return 250,000 of such shares to the Company if he is not serving as chief executive officer of the Company pursuant to the employment agreement as of May 17, 2021 (the third anniversary of the agreement).
Subsequent Event [Member] | Accredited investor [Member]
Subsequent Event (Textual)
Subscription agreement, description		Company entered into and closed a subscription agreement with an accredited investor pursuant to which the Company issued and sold to the investor 50,000 shares of common stock for a purchase price of $250,000